INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Summary of income before income taxes

Year Ended December 31,
2025
PRC Mainland	7,134
Germany	52
Others	116
Total	7,302

	Years Ended December 31,
	2023	2024
PRC Mainland, Hong Kong and Taiwan	5,833	5,414
Germany	(463)	(857)
Others	(21)	248
Total	5,349	4,805

Schedule of tax expense (benefit)

	Years Ended December 31,
	2023	2024	2025
Current Tax	1,175	1,549	2,014
Deferred Tax	29	113	147
Total	1,204	1,662	2,161

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Year Ended December 31,
	2025
	Amount	Percent
Tax at PRC Mainland statutory tax rate	1,825	25.00%
Foreign Tax Effects
Hong Kong
Statutory tax rate difference	(214)	(2.93)%
Germany
Changes in Valuation Allowance	(139)	(1.91)%
Effect of tax rate adjustment	131	1.79%
Other	24	0.33%
Other foreign jurisdictions	70	0.96%
Effect of cross-border tax laws
Withholding Tax	313	4.29%
Research and development expenses super deduction	(84)	(1.15)%
Valuation allowance	131	1.80%
Nontaxable or nondeductible items
Share based compensation	105	1.44%
Other nontaxable nondeductible items	4	0.06%
Other	(5)	(0.08)%
Effective tax rate	2,161	29.60%

	Years Ended December 31,
	2023	2024
PRC Mainland statutory tax rate	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	2%	4%
Effect of different tax rate of group entities operating in other jurisdictions	(4)%	(2)%
Effect of change in valuation allowance	(0)%	1%
Effect of tax holiday	(1)%	(1)%
Effect of cash dividends	1%	8%
Effective tax rate	23%	35%

Schedule of income taxes paid by the company

Year Ended December 31,
2025
PRC Mainland	1,631
Foreign	1
Income taxes, net of amounts refunded	1,632

Schedule of the aggregate amount and per share effect of the tax credits

	Years Ended December 31,
	2023	2024	2025
Aggregate amount	60	47	98
Per share effect—basic	0.02	0.02	0.03
Per share effect—diluted	0.02	0.02	0.03

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2024	2025
Deferred tax assets:
Net loss carryforward	1,091	1,105
Deferred revenue	562	674
Long-term assets	485	377
Bad debt provision	80	92
Accrued payroll	110	97
Others	121	150
Valuation allowance	(718)	(655)
Total deferred tax assets, net of valuation allowance	1,731	1,840
Deferred tax liabilities:
Fair value adjustment for building, land use rights and identified intangible assets due to acquisition	1,405	1,548
Withholding tax	191	322
Total deferred tax liabilities	1,596	1,870
Net deferred tax assets (liabilities)	135	(30)
Analysis as:
Deferred tax assets	1,054	1,157
Deferred tax liabilities	919	1,187
Net deferred tax assets (liabilities)	135	(30)

Summary of movement of the valuation allowance

	Years Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	(731)	(675)	(718)
Provided	(145)	(271)	(28)
Reversed	165	177	17
Written off	36	51	74
Balance at the end of the year	(675)	(718)	(655)

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	65	67	85
Addition for tax positions	2	18	5
Balance at the end of the year	67	85	90